Document And Entity Information	Dec. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 06, 2023
Entity Registrant Name	Crinetics Pharmaceuticals, Inc.
Entity Central Index Key	0001658247
Entity Emerging Growth Company	false
Entity File Number	001-38583
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-3744114
Entity Address, Address Line One	10222 Barnes Canyon Road, Bldg. #2
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	450-6464
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CRNX
Security Exchange Name	NASDAQ